Commitments and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Contingencies And Commitments [Line Items]
Rent expense	$ 146,000	$ 80,000	$ 386,000	$ 360,000	$ 480,000	$ 309,000	$ 215,000
Purchase commitments	14,000,000		14,000,000		10,000,000
Product formula purchase price					2,000,000
Annual payment for product formula purchases					150,000
Product formula purchase agreement period					7 years
Product formula purchase agreement period end date					2018-11
Lease agreement start date			Nov. 15, 2010
Lease agreement beginning date			Mar. 01, 2011
Lease agreement expiration period			2016-02
Percentage of monthly rental for the option periods			95.00%
First Option
Contingencies And Commitments [Line Items]
Lease agreement expiration period			2019-02
Lease term extension period			3 years
Second Option
Contingencies And Commitments [Line Items]
Lease term extension period			2 years
Office
Contingencies And Commitments [Line Items]
Space leased			25,127
Warehouse
Contingencies And Commitments [Line Items]
Space leased			8,384
Maximum | Warehouse
Contingencies And Commitments [Line Items]
Space to be sub-leased to third party			6,525
Maximum | Tenant Improvements
Contingencies And Commitments [Line Items]
Reimbursement of the total tenant improvement			40.00%
Minimum
Contingencies And Commitments [Line Items]
Annual overhead fees			$ 200,000		$ 200,000